Note 21 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	2025	2026	2027	2028	Thereafter	Total
Purchase commitments	$1,076	$—	$—	$—	$—	$1,076
Convertible notes payments [1]	8,057	8,012	13,676	85,303	—	115,048
Government loan payments [2]	36	1,615	2,141	2,141	4,273	10,206
Lease payments	125	128	43	—	—	296
Royalty payments 3	—	—	338	654	2,258	3,250
Other	324	72	—	—	2,158	2,554
	$9,618	$9,827	$16,198	$88,098	$8,689	$132,430